Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Abstract]
Cash flows from consolidated operations		$ 15,655	$ 16,670	$ 11,368
Dividends from equity accounted units		800	817	253
Cash flows from operations		16,455	17,487	11,621
Net interest paid	[1]	(612)	(897)	(1,294)
Dividends paid to holders of non-controlling interests in subsidiaries		(420)	(399)	(341)
Tax paid		(3,602)	(2,307)	(1,521)
Net cash generated from operating activities		11,821	13,884	8,465
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(5,430)	(4,482)	(3,012)
Disposals of subsidiaries, joint ventures, unincorporated joint operations, and associates		7,733	2,675	761
Purchases of financial assets	[2]	1,572	723	789
Sales of financial assets	[2]	19	40	582
Sales of property, plant and equipment and intangible assets		586	138	354
Net funding of equity accounted units		(9)	(3)	(12)
Acquisitions of subsidiaries, joint ventures and associates		(5)
Other investing cash flows		(1)	(18)	12
Net cash generated/(used) in investing activities		1,321	(2,373)	(2,104)
Cash flows before financing activities		13,142	11,511	6,361
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(5,356)	(4,250)	(2,725)
Proceeds from additional borrowings		54	18	4,413
Repayment of borrowings	[1]	(2,300)	(2,795)	(9,361)
Proceeds from issue of equity to non-controlling interests		85	170	101
Own shares purchased from owners of Rio Tinto		(5,386)	(2,083)
Purchase of non-controlling interests			(194)	(23)
Other financing cash flows		(48)	(7)	104
Net cash flows used in financing activities		(12,951)	(9,141)	(7,491)
Effects of exchange rates on cash and cash equivalents		151	(12)	(35)
Net increase/(decrease) in cash and cash equivalents		342	2,358	(1,165)
Opening cash and cash equivalents less overdrafts		10,547	8,189	9,354
Closing cash and cash equivalents less overdrafts		$ 10,889	$ 10,547	$ 8,189

[1]	(b)We completed a US$1.9 billion (nominal value) bond buy-back programme in April 2018. The notes purchased and redeemed have been cancelled. Net interest paid includes US$80 million being the payment of the premiums and the accelerated interest associated with the bond redemption. In 2017, we completed a US$2.5 billion (nominal value) bond buy-back programme. Net interest paid includes US$259 million being the payment of the premiums and the accelerated interest associated with the bond redemption. In 2016, Rio Tinto completed three bond purchase programmes totalling US$7.5 billion (nominal values). These transactions resulted in net interest paid of US$493 million, which represents the payment of the premiums and the accelerated interest associated with these bond redemptions.
[2]	During 2018, we invested US$1.6 billion (2017: US$0.7 billion) in a separately managed portfolio of fixed income instruments. As there was significant turnover in both years, we have elected to report the purchases and sales of these securities on a net cash flow basis within “Purchases of financial assets”. In 2016, the Group invested US$0.25 billion in these securities and reported the purchases and sales on a gross basis.